SUPPLEMENT DATED JUNE 8, 2010
to
PROSPECTUS DATED MAY 1, 2009
for
PREFERRED ADVISOR
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued by
KMA Variable Account
of
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

Effective June 30, 2010, Evergreen High Income Fund is no longer available for investment for K-100 contracts and all references to the fund in “Appendix B - Prior Contracts of the Variable Account” are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

K-100 Fund Closing 6/2010